Trade and Other Receivables (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Trade and Other Receivables (Details) [Line Items]
Other financial assets	$ 433,660
Increase in ECL	$ 235,164
Bottom of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Trade receivables term	30 days
Top of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Trade receivables term	120 days